Document and Entity Information	Nov. 24, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 24, 2020
Entity Registrant Name	PROG Holdings, Inc.
Entity Incorporation, State or Country Code	GA
Entity File Number	1-39628
Entity Tax Identification Number	85-2484385
Entity Address, Address Line One	256 W. Data Drive
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020-2315
City Area Code	385
Local Phone Number	351-1369
Entity Information, Former Legal or Registered Name	Aaron’s Holdings Company, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.50 Per Share
Trading Symbol	PRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001808834
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339-3194